UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4503

					Tax-Free Trust of Arizona
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30

				Date of reporting period:	12/31/03

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

[Logo of the Aquila Group of Funds: an eagle's head]

                            SERVING ARIZONA INVESTORS
                                FOR OVER 15 YEARS

                                    AQUILASM
                                 GROUP OF FUNDS

                                 TAX-FREE TRUST
                                   OF ARIZONA


               380 Madison Avenue, Suite 2300 * New York, NY 10017
                           800-437-1020 * 212-697-6666

[Logo of Tax-Free Trust of Arizona: eagle sitting on top of flag above the words "TAX-FREE TRUST OF ARIZONA"]

                               SEMI-ANNUAL REPORT

                            TAX-FREE TRUST OF ARIZONA
                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 2003
                                   (unaudited)

                                                                                   RATING
   FACE                                                                            MOODY'S/
  AMOUNT      ARIZONA GENERAL OBLIGATION BONDS (28.1%)                               S&P              VALUE
----------    ------------------------------------------------------------         --------       ------------
              Apache Co. Unified School District No. 1 (St. John's)
$  500,000          4.800%, 7/01/04 ......................................         Baa3/NR        $    508,425
              Apache Co. Unified School District No. 20 (Ganado)
 1,470,000          5.000%, 7/01/15 AMBAC Insured ........................         NR/AAA            1,622,513
              Bullhead City Parkway Improvement District
   975,000          6.100%, 1/01/11 ......................................         Baa2/NR           1,001,978
   930,000          6.100%, 1/01/12 ......................................         Baa2/NR             955,277
              Coconino Co. Unified School District No. 1 (Flagstaff)
 2,000,000          5.500%, 7/01/09 AMBAC Insured ........................         Aaa/AAA           2,132,500
              Gilbert, Arizona
 1,920,000          5.000%, 7/01/17 AMBAC Insured ........................         Aaa/AAA           2,052,000
 1,000,000          5.000%, 7/01/18 AMBAC Insured ........................         Aaa/AAA           1,062,500
              Gilbert Improvement District #19
   620,000          5.200%, 1/01/23 ......................................          A3/A-              637,825
              Glendale, Arizona
 1,875,000          5.000%, 7/01/15 ......................................         Aa2/AA            2,039,063
 1,500,000          5.000%, 7/01/16 ......................................         Aa2/AA            1,618,125
              Goodyear Utility District #1
 1,000,000          5.200%, 7/15/25 MBIA Insured .........................         Aaa/AAA           1,040,000
 1,255,000          5.350%, 7/15/28 ......................................          NR/A             1,259,706
              Graham Co. Unified School District No. 1 (Safford)
   300,000          5.000%, 7/01/10 FGIC Insured .........................         Aaa/NR              317,250
              Graham Co. Unified School District No. 4 (Thatcher)
   400,000          5.000%, 7/01/10 FSA Insured ..........................         Aaa/NR              437,000
   400,000          4.750%, 7/01/12 FSA Insured ..........................         Aaa/NR              438,000
              LaPaz Co. Unified School District No. 27 (Parker)
   800,000          6.000%, 7/01/05 ......................................         Baa2/NR             818,040
              Maricopa Co. Elementary School District
                 No. 1 (Phoenix)
   250,000          5.800%, 7/01/10 FSA Insured ..........................         Aaa/AAA             260,262
              Maricopa Co. Elementary School District
                 No. 3 (Tempe)
   540,000          6.000%, 7/01/13 AMBAC Insured (pre-refunded) .........         Aaa/AAA             563,809
 1,140,000          6.000%, 7/01/13 AMBAC Insured ........................         Aaa/AAA           1,188,188
 1,025,000          5.500%, 7/01/14 FGIC Insured .........................         Aaa/AAA           1,159,531
   500,000          5.600%, 7/01/15 FGIC Insured .........................         Aaa/AAA             566,875
              Maricopa Co. Elementary School District No. 6
                 (Washington)
$1,000,000          5.375%, 7/01/13 FSA Insured ..........................         Aaa/AAA        $  1,156,250
 2,500,000          5.000%, 7/01/17 FSA Insured ..........................         Aaa/AAA           2,690,625
              Maricopa Co. Elementary School District No. 68
                 (Alhambra)
 3,000,000          5.500%, 7/01/14 FSA Insured ..........................         Aaa/NR            3,521,250
              Maricopa Co. High School District No. 210
                 (Phoenix Union)
 1,000,000          5.375%, 7/01/13 (pre-refunded) .......................         Aa3/AA            1,103,750
 1,300,000          5.500%, 7/01/17 (pre-refunded) .......................         Aa3/AA            1,439,750
              Maricopa Co. High School District No. 213 (Tempe)
   295,000          6.000%, 7/01/12 FGIC Insured .........................         Aaa/AAA             304,540
              Maricopa Co. High School District No. 216 (Agua Fria)
 1,100,000          5.125%, 7/01/15 FSA Insured ..........................         Aaa/NR            1,225,125
 1,025,000          5.125%, 7/01/16 FSA Insured ..........................         Aaa/NR            1,130,063
              Maricopa Co. School District No. 4 (Mesa)
 2,150,000          5.400%, 7/01/09 FSA Insured (pre-refunded) ...........         Aaa/AAA           2,375,750
              Maricopa Co. School District No. 8 (Osborn)
 1,945,000          6.100%, 7/01/05 ......................................          A1/A             2,078,719
   500,000          5.875%, 7/01/14 FGIC Insured .........................         Aaa/AAA             551,250
              Maricopa Co. Unified School District No. 9
                 (Wickenburg)
 1,030,000          5.600%, 7/01/15 AMBAC Insured (pre-refunded) .........         Aaa/AAA           1,158,750
              Maricopa Co. Unified School District No. 11 (Peoria)
   880,000          6.100%, 7/01/10 AMBAC Insured (pre-refunded) .........         Aaa/AAA             910,466
 1,120,000          6.100%, 7/01/10 AMBAC Insured ........................         Aaa/AAA           1,156,758
 2,345,000          5.250%, 7/01/13 FGIC Insured (pre-refunded) ..........         Aaa/AAA           2,693,819
 2,000,000          4.800%, 7/01/15 FGIC Insured .........................         Aaa/AAA           2,197,500
              Maricopa Co. Unified School District No. 41 (Gilbert)
 2,500,000          6.250%, 7/01/15 FSA Insured ..........................         Aaa/AAA           2,887,500
              Maricopa Co. Unified School District No. 48
                 (Scottsdale)
 1,150,000          5.250%, 7/01/13 (pre-refunded) .......................         Aa2/AA            1,321,063
              Maricopa Co. Unified School District No. 69
                 (Paradise Valley)
 2,400,000          5.800%, 7/01/09 AMBAC Insured ........................         Aaa/AAA           2,787,000
 1,000,000          5.300%, 7/01/11 MBIA Insured .........................         Aaa/AAA           1,147,500
              Maricopa Co. Unified School District No. 90
                 (Saddle Mountain)
$1,200,000          5.000%, 7/01/13 ......................................         Baa2/NR        $  1,240,500
              Maricopa Co. Unified School District No. 97
                 (Deer Valley)
 3,000,000          5.000%, 7/01/13, FGIC Insured ........................         Aaa/NR            3,345,000
              Maricopa Co. Unified School District No. 98
                 (Fountain Hills)
 1,000,000          5.750%, 7/01/12 AMBAC Insured (pre-refunded) .........         Aaa/AAA           1,076,250
              Mesa, Arizona
 1,500,000          6.500%, 7/01/11 FGIC Insured (pre-refunded) ..........         Aaa/AAA           1,805,625
 1,000,000          5.000%, 7/01/17 FGIC Insured .........................         Aaa/AAA           1,062,500
 2,000,000          5.000%, 7/01/19 FGIC Insured .........................         Aaa/AAA           2,102,500
              Mohave Co. Unified School District No. 1
                 (Lake Havasu)
 1,000,000          4.900%, 7/01/13 FGIC Insured .........................         Aaa/AAA           1,068,750
 1,000,000          4.700%, 7/01/14 FSA Insured ..........................         Aaa/AAA           1,103,750
              Navajo Co. Unified School District No. 10 (Show Low)
 1,000,000          5.250%, 7/01/16, FGIC Insured (pre-refunded) .........         Aaa/NR            1,122,500
              Navajo Co. Unified School District No. 32 (Blue Ridge)
   915,000          5.900%, 7/01/08 FSA Insured (pre-refunded) ...........         Aaa/AAA             954,894
   750,000          5.000%, 7/01/13 FSA Insured ..........................         Aaa/AAA             844,688
   640,000          5.800%, 7/01/14 FGIC Insured (pre-refunded) ..........         Aaa/AAA             712,800
              Peoria, Arizona
   850,000          5.500%, 4/01/16 FGIC Insured .........................         Aaa/AAA             945,625
              Phoenix, Arizona
 4,095,000          5.000%, 7/01/14 ......................................         Aa1/AA+           4,509,619
 1,000,000          6.250%, 7/01/16 ......................................         Aa1/AA+           1,241,250
 1,240,000          6.250%, 7/01/17 ......................................         Aa1/AA+           1,551,550
 1,000,000          5.375%, 7/01/20 ......................................         Aa1/AA+           1,105,000
 3,250,000          5.375%, 7/01/25 ......................................         Aa1/AA+           3,457,188
              Pima Co. Unified School District No. 1 (Tucson)
 1,000,000          5.875%, 7/01/14 FGIC Insured .........................         Aaa/AAA           1,031,480
              Pima Co. Unified School District No. 6 (Marana)
 1,000,000          5.250%, 7/01/15 FGIC Insured (pre-refunded) ..........         Aaa/AAA           1,156,250
              Pima Co. Unified School District No. 8 (Flowing Wells)
 1,090,000          5.900%, 7/01/13 (pre-refunded) .......................          A3/NR            1,215,350
              Pima Co. Unified School District No. 10 (Amphitheater)
$3,000,000          4.500%, 7/01/10 FSA Insured ..........................         Aaa/AAA        $  3,288,750
 2,520,000          5.100%, 7/01/11 FGIC Insured (pre-refunded) ..........         Aaa/AAA           2,853,900
              Pima Co. Unified School District No. 40 (Indian
                 Oasis-Baboquivari)
 1,125,000          4.700%, 7/01/14 MBIA Insured .........................         Aaa/AAA           1,219,219
              Pinal Co. High School District No. 82 (Casa Grande)
 1,355,000          5.000%, 7/01/10 FSA Insured ..........................         Aaa/AAA           1,526,069
              Pinewood Sanitary District
   605,000          6.500%, 7/01/09 ......................................         NR/NR*              620,282
              Prescott, Arizona
 1,120,000          4.500%, 7/01/12 FGIC Insured .........................         Aaa/AAA           1,166,200
 1,000,000          4.500%, 7/01/13 FGIC Insured .........................         Aaa/AAA           1,035,000
              Prescott Valley Sewer Collection Improvement District
   365,000          7.900%, 1/01/12 ......................................         NR/BBB-             382,556
              Scottsdale, Arizona
   825,000          5.500%, 7/01/12 ......................................         Aaa/AAA             958,031
 2,350,000          6.000%, 7/01/13 (pre-refunded) .......................         Aaa/AAA           2,770,063
 1,910,000          5.375%, 7/01/17 ......................................         Aaa/AAA           2,132,037
 1,050,000          5.750%, 7/01/18 (pre-refunded) .......................         Aaa/AAA           1,224,563
 3,140,000          5.000%, 7/01/19 ......................................         Aaa/AAA           3,367,650
 1,170,000          5.000%, 7/01/21 ......................................         Aaa/AAA           1,227,038
 2,825,000          5.500%, 7/01/22 (pre-refunded) .......................         Aaa/AAA           3,255,813
              Show Low Improvement District #6
   975,000          6.000%, 1/01/18 ACA Insured ..........................          NR/A             1,068,844
              Tempe, Arizona
 1,015,000          5.400%, 7/01/11 ......................................         Aa1/AA+           1,169,788
 2,270,000          4.500%, 7/01/14 ......................................         Aa1/AA+           2,366,475
   545,000          4.600%, 7/01/15 ......................................         Aa1/AA+             580,425
 1,000,000          5.000%, 7/01/18 ......................................         Aa1/AA+           1,057,500
              Tucson, Arizona
 1,000,000          5.250%, 7/01/15 ......................................         Aa2/AA            1,093,750
 1,760,000          5.250%, 7/01/19 ......................................         Aa2/AA            1,896,400
 2,150,000          5.750%, 7/01/20 (pre-refunded) .......................         Aa2/AA            2,391,875
              Yavapai Co. Unified School District No. 22 (Humboldt)
 1,825,000          5.600%, 7/01/14 MBIA Insured (pre-refunded) ..........         Aaa/AAA           2,023,469
                                                                                                  ------------
                    Total Arizona General Obligation Bonds ...............                         128,845,061
                                                                                                  ------------



              ARIZONA GENERAL OBLIGATION BONDS (67.7%)
              ------------------------------------------------------------

              AIRPORT REVENUE BONDS (3.5%)
              ------------------------------------------------------------
              Phoenix Airport Authority Revenue Bonds
$1,795,000          6.300%, 7/01/10 AMT, MBIA Insured ....................         Aaa/AAA        $  1,868,057
   565,000          6.400%, 7/01/12 AMT, MBIA Insured ....................         Aaa/AAA             588,267
              Phoenix Civic Improvement Corp. Airport
                 Revenue Bonds
   600,000          5.250%, 7/01/08 AMT ..................................         Aa2/AA+             662,250
 1,890,000          6.300%, 7/01/14 ......................................         Aa2/AA+           1,971,194
 3,600,000          5.000%, 7/01/17 FSA Insured ..........................         Aaa/AAA           3,820,500
 2,500,000          5.250%, 7/01/27 AMT, FGIC Insured ....................         Aaa/AAA           2,603,125
              Tucson Municipal Airport Authority
 3,060,000          5.000%, 6/01/11 FSA Insured ..........................         Aaa/AAA           3,408,075
 1,000,000          5.000%, 6/01/13 FSA Insured ..........................         Aaa/AAA           1,102,500
                                                                                                  ------------
                 Total Airport Revenue Bonds .............................                          16,023,968
                                                                                                  ------------

              BASIC SERVICE REVENUE BONDS (17.1%)
              ------------------------------------------------------------
              Apache Junction Water Utility District Revenue Bonds
   500,000          5.800%, 7/01/17 FSA Insured ..........................         Aaa/AAA             556,250
              Arizona School Facilities Board Revenue Bonds
 1,500,000          5.250%, 7/01/17 ......................................         Aaa/AAA           1,657,500
 5,000,000          5.000%, 7/01/19 ......................................         Aaa/AAA           5,275,000
 4,500,000          5.250%, 7/01/20 ......................................         Aaa/AAA           4,882,500
              Arizona Transportation Board Revenue Bonds
 1,200,000          5.000%, 12/15/05 .....................................         Aa2/AA            1,281,000
 1,000,000          6.000%, 7/01/12 ......................................         Aa1/AAA           1,155,000
 1,000,000          6.250%, 7/01/16 (pre-refunded) .......................         Aa1/AAA           1,191,250
 3,000,000          5.250%, 7/01/16 ......................................         Aa1/AAA           3,303,750
 1,000,000          5.250%, 7/01/17 ......................................         Aa1/AAA           1,105,000
 3,615,000          5.250%, 7/01/20 ......................................         Aa1/AAA           3,890,644
              Buckeye Excise Tax Revenue Bonds
   500,000          5.900%, 8/01/20 AMBAC Insured ........................         Aaa/AAA             576,250
              Casa Grande Excise Tax Revenue Bonds
   365,000          6.000%, 4/01/10 FGIC Insured .........................         Aaa/AAA             368,968
   440,000          5.200%, 4/01/17 MBIA Insured .........................         Aaa/NR              472,450
 1,000,000          5.000%, 4/01/18 AMBAC Insured++ ......................         Aaa/NR            1,081,250
 1,835,000          5.000%, 4/01/21 AMBAC Insured++ ......................         Aaa/NR            1,938,219
              Chandler Street & Highway User Revenue Bonds
 1,000,000          5.400%, 7/01/13 MBIA Insured .........................         Aaa/AAA           1,091,250
 1,000,000          5.500%, 7/01/16 ......................................         Aa3/A+            1,085,000
              Chandler Water & Sewer Revenue Bonds
$3,755,000          5.000%, 7/01/13 ......................................         Aa3/AA         $  4,205,600
              Gilbert Water & Sewer Revenue Bonds
 2,500,000          6.500%, 7/01/12 FGIC Insured .........................         Aaa/AAA           2,586,875
              Glendale Water & Sewer Revenue Bonds
 2,000,000          5.000%, 7/01/23 Ambac Insured ........................         Aaa/AAA           2,087,500
              Greater Arizona Development Authority Revenue Bonds
 1,165,000          5.600%, 8/01/16 MBIA Insured .........................         Aaa/AAA           1,313,537
 2,000,000          5.000%, 8/01/28 MBIA Insured .........................          A1/A             2,032,500
              Mesa Street & Highway Revenue Bonds
 1,650,000          5.000%, 7/01/13 FSA Insured (pre-refunded) ...........         Aaa/AAA           1,860,375
 1,000,000          5.000%, 7/01/13 FSA Insured ..........................         Aaa/AAA           1,126,250
 1,500,000          5.250%, 7/01/18 FSA Insured ..........................         Aaa/AAA           1,623,750
              Mesa Utility System Revenue Bonds
 2,275,000          5.125%, 7/01/18 FGIC Insured .........................         Aaa/AAA           2,420,031
              Phoenix Civic Improvement Corp. Excise Tax
                 Revenue Bonds (Courthouse Project)
 1,000,000          5.250%, 7/01/18 ......................................         Aa2/AAA           1,092,500
 1,730,000          5.250%, 7/01/20 ......................................         Aa2/AAA           1,870,563
 2,500,000          5.250%, 7/01/24 ......................................         Aa2/AAA           2,631,250
              Phoenix Civic Improvement Corp. Wastewater
                 Revenue Bonds
 1,475,000          5.000%, 7/01/18 ......................................         Aa3/AA-           1,513,188
 1,500,000          5.500%, 7/01/24 FGIC Insured .........................         Aaa/AAA           1,728,750
              Phoenix Street & Highway User Revenue Bonds
   645,000          6.250%, 7/01/11 ......................................          A1/A+              653,159
   395,000          6.250%, 7/01/11 MBIA Insured .........................         Aaa/AAA             399,997
 2,550,000          zero coupon, 7/01/13 FGIC Insured ....................         Aaa/AAA           1,775,437
              Pima Co. Domestic Water Improvement District
                 Revenue Bonds
 1,150,000          5.500%, 7/01/14 FGIC Insured .........................       Aaa/NR***           1,349,812
              Pima Co. Sewer Revenue Bonds
 1,000,000          5.375%, 7/01/15 FGIC Insured .........................         Aaa/AAA           1,107,500
              Scottsdale Preserve Authority Excise Tax Revenue Bonds
 1,990,000          5.625%, 7/01/18 FGIC Insured (pre-refunded) ..........         Aaa/AAA           2,136,763
 1,185,000          5.250%, 7/01/18 ......................................         Aa3/AA-           1,284,244
 1,255,000          5.250%, 7/01/19 ......................................         Aa3/AA-           1,353,831
              Sedona Sewer Revenue Bonds
$1,055,000          7.000%, 7/01/12 ......................................          NR/A          $  1,095,850
              Snowflake Excise Tax Revenue Bonds
 1,275,000          5.000%, 7/01/22 ......................................         NR/BBB+           1,246,312
              Tempe Excise Tax Revenue Bonds
 1,225,000          5.250%, 7/01/19 ......................................         Aa2/AA+           1,347,500
              Tucson Water System Revenue Bonds
 3,220,000          5.000%, 7/01/14 FGIC Insured .........................         Aaa/AAA           3,614,450
 1,700,000          5.500%, 7/01/18 FGIC Insured .........................         Aaa/AAA           1,935,875
                                                                                                  ------------
                 Total Basic Service Revenue Bonds .......................                          78,304,680
                                                                                                  ------------

              HOSPITAL REVENUE BONDS (8.5%)
              ------------------------------------------------------------
              Arizona Health Facilities (Northern Arizona
                 Healthcare System)
 1,000,000          5.250%, 10/01/16 AMBAC Insured .......................         Aaa/AAA           1,080,000
              Arizona Health Facilities (Phoenix Children's Hospital)
   650,000          5.200%, 11/15/07 .....................................         Ba2/NR              620,750
 1,000,000          5.375%, 2/15/18 ......................................         Ba2/NR              808,750
 1,250,000          6.250%, 11/15/29 .....................................         Ba2/NR            1,059,375
              Arizona Health Facilities (Samaritan Health)
 2,840,000          5.625%, 12/01/15 MBIA Insured ........................         Aaa/AAA           3,251,800
              Chandler Industrial Development Authority
                 (Ahwatukee Medical Facility)
   900,000          7.000%, 7/01/22 (pre-refunded) .......................         NR/NR*            1,068,750
              Maricopa Co. Hospital Revenue (Sun Health)
 2,500,000          6.125%, 4/01/18 ......................................        Baa1/BBB           2,609,375
              Maricopa Co. Industrial Development Authority
                 (Catholic Health West-St. Joseph's Hospital)
   750,000          5.000%, 7/01/21 ......................................        Baa1/BBB             736,875
              Maricopa Co. Industrial Development Authority
                 (Mercy Health Care System-St. Joseph's Hospital)
   630,000          7.750%, 11/01/10 .....................................         NR/AAA              752,850
              Mesa Industrial Development Authority
                 (Discovery Health)
 1,250,000          5.750%, 1/01/25 MBIA Insured .........................         Aaa/AAA           1,367,187
 4,500,000          5.625%, 1/01/29 MBIA Insured .........................         Aaa/AAA           4,848,750
              Mohave Co. Industrial Development Authority
                 (Baptist Hospital)
$1,150,000          5.700%, 9/01/15 MBIA Insured (pre-refunded) ..........         Aaa/AAA        $  1,288,000
              Phoenix Industrial Development Authority (John C ...........
                 Lincoln Hospital)
 1,270,000          5.500%, 12/01/13 FSA Insured .........................         Aaa/AAA           1,403,350
              Pima Co. Industrial Development Authority
                 (Healthpartners)
 1,000,000          5.625%, 4/01/14 MBIA Insured .........................         Aaa/AAA           1,103,750
              Pima Co. Industrial Development Authority (Tucson
                 Medical Center)
 1,000,000          5.000%, 4/01/15 MBIA Insured .........................         Aaa/AAA           1,027,360
              Scottsdale Industrial Development Authority
                 (Scottsdale Healthcare System)
   530,000          6.500%, 9/01/06 AMBAC Insured ........................         Aaa/AAA             594,262
 2,000,000          5.500%, 9/01/12 AMBAC Insured ........................         Aaa/AAA           2,317,500
 1,770,000          6.125%, 9/01/17 AMBAC Insured ........................         Aaa/AAA           2,015,587
 5,750,000          5.800%, 12/01/31 .....................................         A3/BBB+           5,994,375
              Yavapai Co. Industrial Development Authority
                 (Yavapai Regional Medical Center)
 1,130,000          5.125%, 12/01/13 FSA Insured .........................         Aaa/AAA           1,226,050
              Yuma Co. Industrial Development Authority
                 (Yuma Regional Medical Center)
   500,000          5.850%, 8/01/08 MBIA Insured .........................         Aaa/AAA             571,250
   250,000          5.500%, 8/01/17 MBIA Insured .........................         Aaa/AAA             273,750
 1,320,000          5.500%, 8/01/18 FSA Insured ..........................         Aaa/AAA           1,468,500
 1,500,000          5.500%, 8/01/19 FSA Insured ..........................         Aaa/AAA           1,655,625
                                                                                                  ------------
                 Total Hospital Revenue Bonds ............................                          39,143,821
                                                                                                  ------------

              LEASE REVENUE BONDS (11.8%)\
              ------------------------------------------------------------
              State of Arizona Certificates of Participation Lease
                 Revenue Bonds
 2,000,000          5.500%, 9/01/10 FSA Insured ..........................         Aaa/AAA           2,317,500
              Arizona Municipal Finance Program No.1
 1,430,000          6.000%, 8/01/17 AMBAC Insured ........................         Aaa/AAA           1,434,562
              Arizona Municipal Finance Program No. 20
$1,300,000          7.700%, 8/01/10 MBIA Insured .........................         Aaa/AAA        $  1,618,500
              Arizona Municipal Finance Program No. 34
 1,000,000          7.250%, 8/01/09 MBIA Insured .........................         Aaa/AAA           1,004,390
              Arizona School Facilities Board Certificates of
                 Participation
 3,250,000          5.250%, 9/01/17 MBIA Insured .........................         Aaa/AAA           3,591,250
              Arizona State University Certificates of Participation
                 Lease Revenue Bonds
 2,000,000          5.375%, 7/01/19 MBIA Insured .........................         Aaa/AAA           2,197,500
              Bullhead City Municipal Property Corp. Lease
                 Revenue Bonds
   400,000          5.200%, 7/01/09 MBIA Insured .........................         Aaa/AAA             439,000
              Cave Creek Certificates of Participation Lease
                 Revenue Bonds
   365,000          5.750%, 7/01/19 ......................................         NR/BBB-             383,250
              Cochise Co. Certificates of Participation Lease
                 Revenue Bonds
   710,000          5.000%, 8/01/13 AMBAC Insured ........................         Aaa/AAA             800,525
              Fountain Hills Municipal Property Corp. Lease
                 Revenue Bonds
   650,000          5.125%, 7/01/21 FGIC Insured .........................         Aaa/NR              680,062
              Gilbert Municipal Property Corp. Lease Revenue Bonds
 1,000,000          4.900%, 7/01/21 AMBAC Insured ........................         Aaa/AAA           1,041,250
              Green Valley Municipal Property Corp. Lease
                 Revenue Bonds
   750,000          5.125%, 7/01/23 ......................................         NR/BBB              737,812
 1,250,000          5.250%, 7/01/33 ......................................         NR/BBB            1,218,750
              Marana Municipal Property Corp. Lease Revenue Bonds
   580,000          5.000%, 7/01/28 AMBAC Insured ........................       NR/AAA***             596,675
              Maricopa Co. Certificates of Participation Lease
                 Revenue Bonds
   265,000          6.000%, 6/01/04 ......................................         A2/BBB+             266,842
              Maricopa Co. Public Finance Authority Lease
                 Revenue Bonds
 2,000,000          5.500%, 7/01/15 AMBAC Insured ........................       Aaa/NR***           2,255,000
              Maricopa Co. Stadium District Revenue Bonds
$  500,000          5.250%, 6/01/12 AMBAC Insured ........................         Aaa/NR         $    572,500
              Navajo Co. Municipal Property Corp. Lease
                 Revenue Bonds
 1,000,000          6.250%, 7/01/20 ACA Insured ..........................          NR/A             1,095,000
              Oro Valley Municipal Property Corp. Lease
                 Revenue Bonds
 1,000,000          5.200%, 7/01/10 MBIA Insured .........................         Aaa/AAA           1,137,500
 1,150,000          5.550%, 7/01/17 MBIA Insured (pre-refunded) ..........         Aaa/AAA           1,322,500
 1,850,000          5.375%, 7/01/26 MBIA Insured .........................         Aaa/AAA           1,933,250
              Oro Valley Water Development Fee Revenue Bonds
   485,000          6.400%, 1/01/08 ......................................         NR/NR*              485,000
              Phoenix Civic Improvement Corp. Excise Tax
                 Revenue Bonds
 2,320,000          5.750%, 7/01/14 FGIC Insured .........................         Aaa/AAA           2,676,700
 1,000,000          5.000%, 7/01/20 FGIC Insured .........................         Aaa/AAA           1,050,000
              Phoenix Civic Plaza Building Revenue Bonds
 1,500,000          6.000%, 7/01/14 ......................................         Aa2/AA+           1,606,875
              Phoenix Industrial Development Authority (Capital
                 Mall Project)
 2,130,000          5.250%, 9/15/17 AMBAC Insured ........................         Aaa/AAA           2,313,713
 2,000,000          5.375%, 9/15/22 AMBAC Insured ........................         Aaa/AAA           2,157,500
              Pinal Co. Certificates of Participation Lease
                 Revenue Bonds
 2,000,000          5.125%, 6/01/21 AMBAC Insured ........................         Aaa/AAA           2,115,000
              Salt River Project Certificates of Participation Lease
                 Revenue Bonds
 2,000,000          5.000%, 12/01/18 MBIA Insured ........................         Aaa/AAA           2,140,000
              Sierra Vista Municipal Property Corp. Lease
                 Revenue Bonds
 1,265,000          5.000%, 1/01/18 AMBAC Insured ........................         Aaa/AAA           1,339,319
 1,225,000          5.000%, 1/01/18 AMBAC Insured ........................         Aaa/AAA           1,289,312
   700,000          5.125%, 1/01/21 AMBAC Insured ........................         Aaa/AAA             731,500
              Surprise Municipal Property Corp. Lease
                 Revenue Bonds
 3,000,000          6.000%, 7/01/12 AMBAC Insured (pre-refunded) .........         Aaa/AAA           3,502,500
 2,500,000          5.700%, 7/01/20 AMBAC Insured (pre-refunded) .........         Aaa/AAA           2,806,250
              University of Arizona Certificates of Participation
                 Lease Revenue Bonds
$1,000,000          5.650%, 9/01/09 FSA Insured ..........................         Aaa/AAA        $  1,047,590
 1,000,000          5.000%, 6/01/14 AMBAC Insured ........................         Aaa/AAA           1,105,000
   410,000          5.750%, 6/01/19 AMBAC Insured ........................         Aaa/AAA             461,250
   500,000          5.125%, 6/01/22 AMBAC Insured ........................         Aaa/AAA             525,625
                                                                                                  ------------
                 Total Lease Revenue Bonds ...............................                          53,996,752
                                                                                                  ------------

              MORTGAGE REVENUE BONDS (7.0%)
              ------------------------------------------------------------
              Arizona Capital Facilities Finance Corp. Arizona
                 State Student Housing
 1,000,000          6.125%, 9/01/20 ......................................         Baa3/NR           1,081,250
              Maricopa Co. Industrial Development Authority
                 Multi Family Mortgage Revenue Bonds
                 (Advantage Point Project)
 1,000,000          6.500%, 7/01/16 ......................................         NR/AAA            1,131,250
              Maricopa Co. Industrial Development Authority
                 Multi Family Mortgage Revenue Bonds (National
                 Health Project)
 1,300,000          5.500%, 1/01/18 FSA Insured ..........................         Aaa/AAA           1,439,750
              Maricopa Co. Industrial Development Authority
                 Multi Family Mortgage Revenue Bonds (Pine Ridge)
 1,000,000          6.000%, 10/20/31 .....................................         NR/AAA            1,080,000
              Maricopa Co. Industrial Development Authority
                 Multi Family Mortgage Revenue Bonds (Pines at
                 Camelback Project)
   450,000          5.400%, 5/01/18 ......................................          NR/AA              450,562
              Maricopa Co. Industrial Development Authority Multi
                 Family Mortgage Revenue Bonds (Syl Mar Project)
 1,125,000          5.650%, 4/20/21 AMT ..................................         Aaa/NR            1,195,312
              Maricopa Co. Industrial Development Authority
                 Single Family Mortgage Revenue Bonds
 3,150,000          zero coupon, 12/31/14 ................................         Aaa/AAA           2,039,625
 2,940,000          zero coupon, 2/01/16 .................................         Aaa/AAA           1,749,300
 3,450,000          zero coupon, 12/31/16 ................................         Aaa/AAA           2,001,000
              Mohave Co. Industrial Development Authority
                 (Chris Ridge Village)
$  355,000          6.250%, 11/01/16 .....................................         NR/AAA         $    377,631
              Peoria Industrial Development Authority (Casa Del Rio)
 2,500,000          7.300%, 2/20/28 ......................................         NR/AAA            2,623,450
              Phoenix Industrial Development Authority Single
                 Family Mortgage Revenue
   260,000          6.300%, 12/01/12 AMT .................................         NR/AAA              271,375
 1,770,000          zero coupon, 12/01/14 ................................         Aaa/AAA           1,150,500
   265,000          5.875%, 6/01/16 ......................................         NR/AAA              274,275
 1,330,000          5.300%, 4/01/20 AMT ..................................         NR/AAA            1,366,575
   430,000          5.350%, 6/01/20 AMT ..................................         NR/AAA              441,287
              Pima Co. Industrial Development Authority Single
                 Family Mortgage Revenue
   390,000          6.500%, 2/01/17 ......................................          A2/NR              401,700
   190,000          6.750%, 11/01/27 AMT .................................         NR/AAA              194,638
   425,000          7.100%, 11/01/29 AMT .................................         NR/AAA              456,875
   280,000          6.100%, 5/01/31 AMT ..................................         NR/AAA              295,050
              Scottsdale Industrial Development Authority
                 (Westminster Village)
 1,185,000          7.700%, 6/01/06 ......................................         NR/NR*            1,245,731
              South Campus Project Arizona State University
                 Student Housing
 1,205,000          5.625%, 9/01/28 MBIA Insured .........................         Aaa/AAA           1,322,487
              Southern Arizona Capital Facilities Finance Corp. ..........
                 University of Arizona Student Housing
 1,500,000          5.100%, 9/01/33 MBIA insured .........................         Aaa/AAA           1,546,875
              Tempe Industrial Development Authority
                 (Friendship Village)
 1,500,000          6.500%, 12/01/08 .....................................         NR/NR*            1,524,375
              Tucson & Pima Co. Single Family Mortgage
                 Revenue Bonds
 4,960,000          zero coupon, 12/01/14 ................................         Aaa/AAA           3,224,000
              Yuma Industrial Development Authority Multi
                 Family Mortgage Revenue Bonds (Rio Santa Fe)
 3,000,000          6.100%, 9/20/34 AMT ..................................         NR/AAA            3,288,750
                                                                                                  ------------
                 Total Mortgage Revenue Bonds ............................                          32,173,623
                                                                                                  ------------

              POLLUTION CONTROL REVENUE BONDS (1.8%)
              ------------------------------------------------------------
              Casa Grande Industrial Development Authority
                 (Frito Lay) Revenue Bonds
$  250,000          6.650%, 12/01/14 .....................................          A1/NR         $    256,325
              Greenlee Co. Pollution Control (Phelps Dodge)
                 Revenue Bonds
 3,100,000          5.450%, 6/01/09 ......................................       Baa3/BBB-           3,177,438
              Navajo Co. Pollution Control Revenue Bonds
                 (Arizona Public Service)
 3,280,000          5.875%, 8/15/28 MBIA Insured .........................         Aaa/AAA           3,362,754
 1,250,000          5.875%, 8/15/28 MBIA Insured .........................         Aaa/AAA           1,281,537
                                                                                                  ------------
                 Total Pollution Control Revenue Bonds ...................                           8,078,054
                                                                                                  ------------

              UNIVERSITY REVENUE BONDS (7.0%)
              ------------------------------------------------------------
              Arizona Board of Regents-Arizona State University
                 System Revenue Bonds
 1,285,000          5.500%, 7/01/14 FGIC Insured .........................         Aaa/AAA           1,487,388
 4,000,000          5.250%, 7/01/15 FSA Insured ..........................         Aaa/AAA           4,525,000
   735,000          5.850%, 7/01/18 FGIC Insured .........................         Aaa/AAA             841,575
              Arizona Board of Regents-Northern Arizona
                 University System Revenue Bonds
 3,000,000          5.200%, 6/01/13 FGIC Insured .........................         Aaa/AAA           3,247,500
 1,000,000          5.000%, 6/01/15 FGIC Insured .........................         Aaa/AAA           1,066,250
 1,200,000          5.500%, 6/01/34 FGIC Insured .........................         Aaa/AAA           1,302,000
              Arizona Board of Regents-University of Arizona
                 System Revenue Bonds
 1,000,000          6.000%, 6/01/09 ......................................         Aa3/AA            1,167,500
 1,125,000          6.000%, 6/01/11 ......................................         Aa3/AA            1,333,125
 1,000,000          5.250%, 6/01/14 FSA Insured ..........................         Aaa/AAA           1,092,500
 1,000,000          5.500%, 6/01/16 FGIC Insured .........................         Aaa/AAA           1,122,500
   750,000          5.800%, 6/01/24 FGIC Insured .........................         Aaa/AAA             836,250
              Arizona Educational Loan Marketing Corp. ...................
   500,000          6.625%, 9/01/05 AMT ..................................         Aa2/NR              503,250
 1,720,000          5.700%, 12/01/08 AMT .................................         Aa2/NR            1,767,696
              Arizona Student Loan Revenue
$  500,000          6.600%, 5/01/10 AMT ..................................         Aa1/NR         $    516,025
 1,000,000          5.875%, 5/01/18 AMT ..................................         Aaa/NR            1,066,250
 1,000,000          5.900%, 5/01/19 AMT ..................................         Aaa/NR            1,062,500
 1,000,000          6.150%, 5/01/29 AMT ..................................          A2/NR            1,055,000
              Glendale Industrial Development Authority
                 (American Graduate School)
 2,100,000          5.625%, 7/01/20 AMBAC Insured ........................         NR/AAA            2,265,375
              Glendale Industrial Development Authority
                 (Midwestern University)
   500,000          5.750%, 5/15/21 ......................................         NR/BBB+             540,625
 2,250,000          5.375%, 5/15/28 ......................................         NR/BBB+           2,303,437
 1,000,000          5.875%, 5/15/31 ......................................         NR/BBB+           1,051,250
              Mohave Co. Community College District
                 Revenue Bonds
   470,000          4.850%, 3/01/15 AMBAC Insured ........................         Aaa/AAA             499,375
              Pinal Co. Community College District
                 Revenue Bonds
 1,055,000          5.100%, 7/01/14 AMBAC Insured ........................         Aaa/NR            1,153,906
              Yavapai Co. Community College District
                 Revenue Bonds
   500,000          6.000%, 7/01/12 ......................................         NR/BBB+             507,745
                                                                                                  ------------
                 Total University Revenue Bonds ..........................                          32,314,022
                                                                                                  ------------

              UTILITY REVENUE BONDS (11.0%)
              ------------------------------------------------------------
              Arizona Power Authority (Hoover Dam Project)
                 Revenue Bonds
 1,500,000          5.250%, 10/01/15 .....................................         Aa2/AA            1,710,000
 4,905,000          5.250%, 10/01/16 .....................................         Aa2/AA            5,597,831
 1,220,000          5.250%, 10/01/17 .....................................         Aa2/AA            1,387,750
              Arizona Wastewater Management Authority
                 Revenue Bonds
 1,940,000          5.600%, 7/01/12 AMBAC Insured ........................         Aaa/AAA           2,146,125
 1,240,000          5.625%, 7/01/15 AMBAC Insured (pre-refunded) .........         Aaa/AAA           1,388,800
              Arizona Water Infrastructure Finance Authority
                 Revenue Bonds
$1,465,000          5.750%, 10/01/11 .....................................         Aaa/NR         $  1,706,725
 2,500,000          5.375%, 10/01/16 .....................................         Aaa/NR            2,800,000
 1,660,000          5.000%, 7/01/17 MBIA Insured .........................         Aaa/AAA           1,767,900
 2,000,000          5.500%, 10/01/17 .....................................         Aaa/NR            2,250,000
              Central Arizona Water Conservation District
                 Revenue Bonds
 1,500,000          5.500%, 11/01/09 .....................................         A1/AA-            1,721,250
 2,395,000          5.500%, 11/01/10 .....................................         A1/AA-            2,754,250
              Maricopa Co. Industrial Development Authority
                 (Citizens Utility)
 3,000,000          6.200%, 5/01/30 AMT ..................................         NR/BBB            3,033,750
              Mohave Co. Industrial Development Authority
                 (Citizens Utility)
   500,000          4.750%, 8/01/20 putable 8/01/07 ......................         NR/BBB              500,350
              Pima Co. Industrial Development Authority (Tucson
                 Electric), Revenue Bonds
 1,580,000          7.250%, 7/15/10 FSA Insured ..........................         Aaa/AAA           1,616,040
              Salt River Project Agricultural Improvement and
                 Power Revenue Bonds
 2,000,000          5.500%, 1/01/10 ......................................         Aa2/AA            2,295,000
 1,000,000          5.000%, 1/01/12 ......................................         Aa2/AA            1,121,250
 2,000,000          5.250%, 1/01/13 ......................................         Aa2/AA            2,265,000
   795,000          5.000%, 1/01/13 (pre-refunded) .......................         Aa2/AA              810,900
 1,000,000          5.000%, 1/01/15 ......................................         Aa2/AA            1,101,250
 2,000,000          5.250%, 1/01/15 ......................................         Aa2/AA            2,240,000
 1,000,000          5.250%, 1/01/18 ......................................         Aa2/AA            1,100,000
 3,000,000          5.250%, 1/01/19 ......................................         Aa2/AA            3,281,250
 1,480,000          5.000%, 1/01/20 ......................................         Aa2/AA            1,546,600
   860,000          5.000%, 1/01/20 (pre-refunded) .......................         Aa2/AA              958,900
 3,060,000          5.000%, 1/01/20 (pre-refunded) .......................         Aa2/AA            3,400,425
                                                                                                  ------------
                 Total Utility Revenue Bonds .............................                          50,501,346
                                                                                                  ------------
                    Total Arizona Revenue Bonds ..........................                         310,536,266
                                                                                                  ------------


              U.S. TERRITORIAL BONDS (3.6%)
              ------------------------------------------------------------
              Puerto Rico General Obligation Bonds
$1,000,000          zero coupon, 7/01/14 .................................         Baa1/A-        $    657,500
 2,295,000          5.250%, 7/01/18 ......................................         Baa1/A-           2,521,631
 5,000,000          5.400%, 7/01/25 (pre-refunded)+ ......................         Baa1/A-           5,543,750
 1,000,000          5.375%, 7/01/25 (pre-refunded) .......................         Baa1/A-           1,117,500
 2,000,000          5.000%, 7/01/28 putable 7-01-08 MBIA Insured .........         Aaa/AAA           2,222,500
              Puerto Rico Highway & Transportation Revenue Bonds
 2,000,000          5.750%, 7/01/19 ......................................         Baa2/A-           2,277,500
 2,000,000          5.500%, 7/01/19 FSA Insured ..........................         Aaa/AAA           2,350,000
                                                                                                  ------------
                    Total U.S. Territorial Bonds .........................                          16,690,381
                                                                                                  ------------

              Total Investments (cost $425,493,451**) ...........    99.4%                         456,071,708
              Other assets less liabilities .....................     0.6                            2,787,975
                                                                    -----                         ------------
              Net Assets ........................................   100.0%                        $458,859,683
                                                                    =====                         ============

            *     Any security not rated (NR) has been determined by the
                  Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating was to be assigned by a rating service.
            **    See note 4.
            ***   Rated AAA by Fitch.
            +     These securities are pledged as collateral for the Trust's when - issued commitments.
            ++    Security traded on a "when-issued" basis.

                         PORTFOLIO ABBREVIATIONS:
                         ------------------------
              ACA   - ACA Financial Guaranty Corp.
              AMBAC - American Municipal Bond Assurance Corp.
              AMT   - Alternative Minimum Tax
              FGIC  - Financial Guaranty Insurance Co.
              FSA   - Financial Security Assurance
              MBIA  - Municipal Bond Investors Assurance

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (UNAUDITED)

ASSETS
    Investments at value (cost $425,493,451) .................................................       $456,071,708
    Cash .....................................................................................            271,796
    Interest receivable ......................................................................          9,126,429
    Receivable for investment securities sold ................................................            383,319
    Receivable for Trust shares sold .........................................................            274,558
                                                                                                     ------------
    Total assets .............................................................................        466,127,810
                                                                                                     ------------

LIABILITIES
    Payable for investment securities purchased ..............................................          6,082,774
    Dividends payable ........................................................................            393,910
    Payable for Trust shares redeemed ........................................................            442,681
    Distribution fees payable ................................................................            139,208
    Management fee payable ...................................................................            155,031
    Accrued expenses .........................................................................             54,523
                                                                                                     ------------
    Total liabilities ........................................................................          7,268,127
                                                                                                     ------------

NET ASSETS ...................................................................................       $458,859,683
                                                                                                     ============

    Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares, par value $.01 per share .......       $    418,640
    Additional paid-in capital ...............................................................        427,205,802
    Net unrealized appreciation on investments (note 4) ......................................         30,578,257
    Accumulated net realized gain on investments .............................................            653,565
    Undistributed net investment income ......................................................              3,419
                                                                                                     ------------
                                                                                                     $458,859,683
                                                                                                     ============

CLASS A
    Net Assets ...............................................................................       $444,559,406
                                                                                                     ============
    Capital shares outstanding ...............................................................         40,560,187
                                                                                                     ============
    Net asset value and redemption price per share ...........................................       $      10.96
                                                                                                     ============
    Offering price per share (100/96 of $10.96 adjusted to nearest cent) .....................       $      11.42
                                                                                                     ============

CLASS C
    Net Assets ...............................................................................       $ 11,353,788
                                                                                                     ============
    Capital shares outstanding ...............................................................          1,035,698
                                                                                                     ============
    Net asset value and offering price per share .............................................       $      10.96
                                                                                                     ============
    Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
       during the first 12 months after purchase) ............................................       $      10.96*
                                                                                                     ============

CLASS Y
    Net Assets ...............................................................................       $  2,946,489
                                                                                                     ============
    Capital shares outstanding ...............................................................            268,160
                                                                                                     ============
    Net asset value, offering and redemption price per share .................................       $      10.99
                                                                                                     ============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2003
                                   (UNAUDITED)

INVESTMENT INCOME:

      Interest income ...........................................                    $11,012,199

Expenses:

      Management fee (note 3) ...................................    $   932,645
      Distribution and service fees (note 3) ....................        393,878
      Transfer and shareholder servicing agent fees .............        123,415
      Trustees' fees and expenses ...............................         48,759
      Shareholders' reports and proxy statements ................         46,730
      Legal fees ................................................         36,634
      Custodian fees ............................................         24,076
      Registration fees and dues ................................         19,960
      Auditing and tax fees .....................................         15,998
      Miscellaneous .............................................         40,230
                                                                     -----------
      Total expenses ............................................      1,682,325

      Expenses paid indirectly (note 6) .........................         (1,419)
                                                                     -----------
      Net expenses ..............................................                      1,680,906
                                                                                     -----------
      Net investment income .....................................                      9,331,293

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

      Net realized gain (loss) from securities transactions .....        737,617
      Change in unrealized appreciation on investments ..........     (6,486,978)
                                                                     -----------
      Net realized and unrealized gain (loss) on investments ....                     (5,749,361)
                                                                                     -----------
      Net change in net assets resulting from operations ........                    $ 3,581,932
                                                                                     ===========

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS ENDED
                                                                              DECEMBER 31, 2003        YEAR ENDED
                                                                                 (UNAUDITED)         JUNE 30, 2003
                                                                              -----------------      -------------
OPERATIONS:
    Net investment income ...............................................       $   9,331,293        $  19,243,696
    Net realized gain (loss) from securities transactions ...............             737,617            1,911,685
    Change in unrealized appreciation on investments ....................          (6,486,978)          16,246,317
                                                                                -------------        -------------
       Change in net assets resulting from operations ...................           3,581,932           37,401,698
                                                                                -------------        -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
    Class A Shares:
    Net investment income ...............................................          (9,066,131)         (18,746,510)

    Class C Shares:
    Net investment income ...............................................            (172,453)            (320,657)

    Class Y Shares:
    Net investment income ...............................................             (66,714)            (140,758)
                                                                                -------------        -------------
       Change in net assets from distributions ..........................          (9,305,298)         (19,207,925)
                                                                                -------------        -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
    Proceeds from shares sold ...........................................          25,579,804           63,178,714
    Reinvested dividends and distributions ..............................           5,134,896           10,556,045
    Cost of shares redeemed .............................................         (52,532,685)         (49,705,590)
                                                                                -------------        -------------
       Change in net assets from capital share transactions .............         (21,817,985)          24,029,169
                                                                                -------------        -------------

       Change in net assets .............................................         (27,541,351)          42,222,942

NET ASSETS:
    Beginning of period .................................................         486,401,034          444,178,092
                                                                                -------------        -------------

    End of period* ......................................................       $ 458,859,683        $ 486,401,034
                                                                                =============        =============

    * Includes undistributed net investment income and distributions
      in excess of net investment income of:                                    $       3,419        $     (84,052)
                                                                                =============        =============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. ORGANIZATION

     Tax-Free Trust of Arizona (the "Trust"), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business trust and commenced operations on March 13, 1986. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.


2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. FEES AND RELATED PARTY TRANSACTIONS

a)    MANAGEMENT ARRANGEMENTS:

     Aquila Management Corporation (the "Manager"), the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. Refer to Note 11 for Subsequent Event footnote. The portfolio management of the Trust has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust's net assets.

     Banc One Investment Advisors Corporation (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, maintains the Trust's accounting books and records, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% on the Trust's net assets.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.


b)    DISTRIBUTION AND SERVICE FEES:

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. ("the Distributor") including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the six months ended December 31, 2003, distribution fees on Class A Shares amounted to $339,129, of which the Distributor retained $14,677.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's average net assets represented by Class C Shares and for the six months ended December 31, 2003 amounted to $41,062. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's average net assets represented by Class C Shares and for the six months ended December 31, 2003, amounted to $13,687. The total of these payments with respect to Class C Shares amounted to $54,749, of which the Distributor retained $9,377.

     Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Arizona, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 2003, total commissions on sales of Class A Shares amounted to $447,369, of which the Distributor received $80,682.


c)   OTHER RELATED PARTY TRANSACTIONS

     For the six months ended December 31, 2003 the Trust incurred $33,391 of legal fees allocable to Hollyer Brady Smith & Hines LLP, counsel to the Trust for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Trust is a Partner of Hollyer Brady Smith & Hines LLP.

     In addition, the Custodian, Bank One Trust Company, N.A. is an affiliate of the Sub-Adviser.


4. PURCHASES AND SALES OF SECURITIES

     During the six months ended December 31, 2003, purchases of securities and proceeds from the sales of securities aggregated $25,688,044 and $50,456,576, respectively.

     At December 31, 2003, the aggregate tax cost for all securities was $425,237,291. At December 31, 2003, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $31,311,938 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $477,521 for a net unrealized appreciation of $30,834,417.


5. PORTFOLIO ORIENTATION

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers' ability to meet their obligations. The Trust is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Arizona income taxes. The general policy of the Trust is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At December 31, 2003, the Trust had 3.6% of its net assets invested in seven such municipal issues.


6. EXPENSES

     The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.


7. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                            Six Months Ended
                                            December 31, 2003                     Year Ended
                                               (unaudited)                      June 30, 2003
                                       ----------------------------      ----------------------------
                                         Shares           Amount           Shares           Amount
                                       ----------      ------------      ----------      ------------
CLASS A SHARES:
    Proceeds from shares sold ....      2,062,294      $ 22,356,936       5,131,516      $ 55,862,390
    Reinvested distributions .....        460,172         4,985,757         947,375        10,298,683
    Cost of shares redeemed ......     (4,499,416)      (48,559,036)     (4,338,152)      (47,224,851)
                                       ----------      ------------      ----------      ------------
    Net change ...................     (1,976,950)      (21,216,343)      1,740,739        18,936,222
                                       ----------      ------------      ----------      ------------
CLASS C SHARES:
    Proceeds from shares sold ....        225,541         2,446,216         455,033         4,962,982
    Reinvested distributions .....         11,020           119,484          19,555           212,688
    Cost of shares redeemed ......       (221,223)       (2,388,740)       (151,155)       (1,651,799)
                                       ----------      ------------      ----------      ------------
    Net change ...................         15,338           176,960         323,433         3,523,871
                                       ----------      ------------      ----------      ------------
CLASS Y SHARES:
    Proceeds from shares sold ....         72,349           776,652         217,068         2,353,342
    Reinvested distributions .....          2,740            29,655           4,063            44,674
    Cost of shares redeemed ......       (147,574)       (1,584,909)        (75,661)         (828,940)
                                       ----------      ------------      ----------      ------------
    Net change ...................        (72,485)         (778,602)        145,470         1,569,076
                                       ----------      ------------      ----------      ------------
Total transactions in Trust
    shares .......................     (2,034,097)     $(21,817,985)      2,209,642      $ 24,029,169
                                       ==========      ============      ==========      ============


8. TRUSTEES' FEES AND EXPENSES

     During the previous fiscal year ended June 30, 2003, there were eight Trustees, two of whom are affiliated with the Manager and are not paid any trustee fees. Each Trustee's fees paid during the year were at the annual rate of $8,300 for carrying out their responsibilities and attendance at regularly scheduled Board Meetings. If additional or special meetings are scheduled for the Trust, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Trust also reimburses Trustees for expenses such as travel, accommodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting and outreach meetings of Shareholders. For the previous fiscal year ended June 30, 2003, such reimbursements averaged approximately $3,211 per Trustee.


9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.


10. DISTRIBUTIONS

     The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

     At June 30, 2003, the Trust had a capital loss carryover of $22,576 which expires on June 30, 2009. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

     The tax character of distributions during the fiscal years ended June 30, 2003 and 2002 is as follows:

     Distributions from

                                                 Year Ended June 30,
                                               2003               2002
                                           -----------        -----------
     Net tax-exempt income                 $19,164,404        $18,976,972
     Ordinary income                            43,521            231,063
                                           -----------        -----------
                                           $19,207,925        $19,208,035
                                           ===========        ===========


     As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

     Accumulated net realized loss                          $    (22,576)
     Unrealized appreciation                                  37,299,944
     Undistributed tax-exempt income                              91,382
                                                            ------------
                                                            $ 37,368,750
                                                            ============

11. SUBSEQUENT EVENT

     Effective January 1, 2004, Aquila Management Corporation, founder of the Trust, assigned its Advisory and Administration Agreement and Sub-Advisory Agreement to its wholly-owned subsidiary, Aquila Investment Management LLC, which will continue the management of the Trust. The transfer was made for reasons of corporate and tax planning and will have no effect on the management of the Trust or the fees being paid. These changes will not affect the sub-advisory arrangements with the Trust's Sub-Adviser, Banc One Investment Advisors Corporation, which provides the Trust with local advisory services.

                            TAX-FREE TRUST OF ARIZONA
                              FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

                                                                                        Class A
                                                        ---------------------------------------------------------------------
                                                         Six Months
                                                           Ended                        Year Ended June 30,
                                                          12/31/03     ------------------------------------------------------
                                                        (unaudited)     2003        2002        2001        2000        1999
                                                        -----------    ------      ------      ------      ------      ------
Net asset value, beginning of period ................     $11.08       $10.65      $10.49      $10.17      $10.51      $10.86
                                                          ------       ------      ------      ------      ------      ------

Income from investment operations:
    Net investment income + .........................      0.22         0.45        0.48        0.50        0.51        0.51
    Net gain (loss) on securities (both realized
       and unrealized) ..............................     (0.12)        0.43        0.17        0.33       (0.30)      (0.26)
                                                          ------       ------      ------      ------      ------      ------

    Total from investment operations ................      0.10         0.88        0.65        0.83        0.21        0.25
                                                          ------       ------      ------      ------      ------      ------

Less distributions (note 10):
    Dividends from net investment income ............     (0.22)       (0.45)      (0.49)      (0.51)      (0.51)      (0.52)
    Distributions from capital gains ................       -            -           -           -         (0.04)      (0.08)
                                                          ------       -------     ------      ------      ------      ------

    Total distributions .............................     (0.22)       (0.45)      (0.49)      (0.51)      (0.55)      (0.60)
                                                          ------       -------     ------      ------      ------      ------

Net asset value, end of period ......................     $10.96       $11.08      $10.65      $10.49      $10.17      $10.51
                                                          ======       =======     ======      ======      ======      ======

Total return (not reflecting sales charge) ..........     0.93%*        8.41%       6.33%       8.31%       2.19%       2.23%

Ratios/supplemental data
    Net assets, end of period (in thousands) ........    $444,559     $471,310    $434,667    $385,931    $358,154    $391,586
    Ratio of expenses to average net assets .........     0.70%**       0.70%       0.69%       0.71%        0.70%      0.71%
    Ratio of net investment income to average
      net assets ....................................     4.02%**       4.13%       4.57%       4.78%       4.96%       4.66%
    Portfolio turnover rate .........................     5.54%*       19.71%      23.47%      16.92%      21.35%      16.66%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average net assets .........     0.70%**       0.70%       0.68%       0.68%       0.69%       0.70%

----------
+     Per share amounts have been calculated using the monthly average shares method.
*     Not annualized.
**    Annualized.

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                        FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

                                                                                        Class C
                                                        ---------------------------------------------------------------------

                                                         Six Months
                                                           Ended                         Year Ended June 30,
                                                          12/31/03     ------------------------------------------------------
                                                        (unaudited)     2003        2002        2001        2000        1999
                                                        -----------    ------      ------      ------      ------      ------
Net asset value, beginning of period ................     $11.08       $10.66      $10.49      $10.18      $10.52      $10.88
                                                          ------       ------      ------      ------      ------      ------

Income from investment operations
    Net investment income + .........................      0.17         0.36        0.39        0.41        0.41        0.42
    Net gain (loss) on securities (both realized
       and unrealized) ..............................     (0.12)        0.42        0.18        0.32       (0.28)      (0.28)
                                                          ------       ------      ------      ------      ------      ------

    Total from investment operations ................      0.05         0.78        0.57        0.73        0.13        0.14
                                                          ------       ------      ------      ------      ------      ------

Less distributions (note 10):
    Dividends from net investment income ............     (0.17)       (0.36)      (0.40)      (0.42)      (0.43)      (0.42)
    Distributions from capital gains ................       -            -           -           -         (0.04)      (0.08)
                                                          ------       ------      ------      ------      ------      ------

    Total distributions .............................     (0.17)       (0.36)      (0.40)      (0.42)      (0.47)      (0.50)
                                                          ------       ------      ------      ------      ------      ------

Net asset value, end of period ......................     $10.96       $11.08      $10.66      $10.49      $10.18      $10.52
                                                          ======       ======      ======      ======      ======      ======

Total return (not reflecting sales charge) ..........     0.50%*        7.40%       5.53%       7.29%       1.33%       1.26%

Ratios/supplemental data
    Net assets, end of period (in thousands) ........     $11,354      $11,307     $7,427      $4,269      $2,920      $1,343
    Ratio of expenses to average net assets .........     1.55%**       1.55%       1.54%       1.55%       1.54%       1.56%
    Ratio of net investment income to average
       net assets ...................................     3.16%**       3.26%       3.69%       3.92%       4.09%       3.79%
    Portfolio turnover rate .........................     5.54%*       19.71%      23.47%      16.92%      21.35%      16.66%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average net assets .........     1.55%**       1.55%       1.53%       1.53%       1.53%       1.55%

                                                                                        Class Y
                                                        -----------------------------------------------------------------------

                                                         Six Months
                                                           Ended                         Year Ended June 30,
                                                          12/31/03     ------------------------------------------------------
                                                        (unaudited)     2003        2002        2001        2000        1999
                                                        -----------    ------      ------      ------      ------      ------
Net asset value, beginning of period ................     $11.11       $10.68      $10.51      $10.20      $10.53      $10.89
                                                          ------       ------      ------      ------      ------      ------

Income from investment operations
    Net investment income + .........................      0.23         0.47        0.50        0.52        0.52        0.51
    Net gain (loss) on securities (both realized
       and unrealized) ..............................     (0.13)        0.43        0.18        0.32       (0.28)      (0.26)
                                                          ------       ------      ------      ------      ------      ------

    Total from investment operations ................      0.10         0.90        0.68        0.84        0.24        0.25
                                                          ------       ------      ------      ------      ------      ------

Less distributions (note 10):
    Dividends from net investment income ............     (0.22)       (0.47)      (0.51)      (0.53)      (0.53)      (0.53)
    Distributions from capital gains ................       -            -           -           -         (0.04)      (0.08)
                                                          ------       ------      ------      ------      ------      ------

    Total distributions .............................     (0.22)       (0.47)      (0.51)      (0.53)      (0.57)      (0.61)
                                                          ------       ------      ------      ------      ------      ------

Net asset value, end of period ......................     $10.99       $11.11      $10.68      $10.51      $10.20      $10.53
                                                          ======       ======      ======      ======      ======      ======

Total return (not reflecting sales charge) ..........     1.01%*        8.56%       6.58%       8.35%       2.45%       2.28%

Ratios/supplemental data
    Net assets, end of period (in thousands) ........     $2,946       $3,784      $2,085      $1,679      $1,738      $2,450
    Ratio of expenses to average net assets .........     0.55%**      0.55%       0.54%       0.56%       0.55%       0.56%
    Ratio of net investment income to average
       net assets ...................................     4.18%**      4.25%       4.71%       4.94%       5.10%       4.87%
    Portfolio turnover rate .........................     5.54%*      19.71%      23.47%      16.92%      21.35%      16.66%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average net assets ........      0.55%**       0.55%       0.53%       0.54%       0.54%       0.55%

----------
+     Per share amounts have been calculated using the monthly average shares method.
*     Not annualized.
**    Annualized.

                 See accompanying notes to financial statements.

SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Tax-Free Trust of Arizona (the "Trust") was held on October 24, 2003. The holders of shares representing approximately 82% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1.    To elect Trustees.

                                                     Number of Votes
                                              ----------------------------
      Trustee                                    For              Withheld
      -------                                 ----------          --------
      Lacy B. Herrmann                        35,629,627           706,746
      Arthur K. Carlson                       35,612,979           723,393
      Thomas W. Courtney                      36,041,591           294,782
      William L. Ensign                       36,058,313           278,059
      Grady Gammage, Jr                       36,067,145           269,228
      Diana P. Herrmann                       35,633,874           702,498
      John C. Lucking                         36,086,960           249,413
      Anne J. Mills                           36,043,265           293,108

2.    To ratify the selection of KPMG LLP as the Trust's independent auditors.

      Number of Votes:

      For                                       Against            Abstain
      ---                                       -------            -------
      35,706,901                                132,654            496,817



INFORMATION AVAILABLE (UNAUDITED)

     Much of the information that the funds in the Aquilasm Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio of securities of your fund twice a year in the semi-annual and annual reports you receive. You should know, however, that we prepare, and have available, portfolio listings at the end of each quarter.

     Whenever you may be interested in seeing a listing of your trust's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

FOUNDER
    AQUILA MANAGEMENT CORPORATION

MANAGER
    AQUILA INVESTMENT MANAGEMENT LLC
    380 Madison Avenue, Suite 2300
    New York, New York 10017

INVESTMENT SUB-ADVISER
    BANC ONE INVESTMENT ADVISORS CORPORATION
    Fixed Income Securities
    8501 North Scottsdale Road, Suite 240
    Scottsdale, Arizona 85253

BOARD OF TRUSTEES
    Lacy B. Herrmann, Chairman
    Arthur K. Carlson
    Thomas W. Courtney
    William L. Ensign
    Grady Gammage, Jr.
    Diana P. Herrmann
    John C. Lucking
    Anne J. Mills

OFFICERS
    Diana P. Herrmann, Vice Chair and President
    Alan R. Stockman, Senior Vice President
    Kimball L. Young, Senior Vice President
    Joseph P. DiMaggio, Chief Financial Officer
       and Treasurer
    Edward M.W. Hines, Secretary

DISTRIBUTOR
    AQUILA DISTRIBUTORS, INC.
    380 Madison Avenue, Suite 2300
    New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
    PFPC INC.
    760 Moore Road
    King of Prussia, Pennsylvania 19406

CUSTODIAN
    BANK ONE TRUST COMPANY, N.A.
    1111 Polaris Parkway
    Columbus, Ohio 43240

INDEPENDENT AUDITORS
    KPMG LLP
    757 Third Avenue
    New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.



SEMI-ANNUAL
REPORT

DECEMBER 31, 2003

                          A TAX-FREE INCOME INVESTMENT

[Logo of Tax-Free Trust of Arizona: eagle sitting on top of flag above the words "TAX-FREE TRUST OF ARIZONA"]

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                             AQUILASM GROUP OF FUNDS


ITEM 2.  CODE OF ETHICS.
		Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
		Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT 	INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Not applicable.
(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA

By:  /s/  Lacy B. Herrmann
---------------------------------
Chairman of the Board
March 8, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Vice Chair and President
March 8, 2004


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer
March 8, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chairman of the Board
March 8, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
Vice Chair and President
March 8, 2004

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer
March 8, 2004



TAX-FREE TRUST OF ARIZONA

EXHIBIT INDEX

(a) (2)	Certifications of principal executive officer
and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.